REVENUE AND COST OF SALES (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
REVENUE AND COST OF SALES
Concentrate Sales	$ 15,761	$ 12,674
Provisional Pricing Adjustments	3,075	(281)
Total Revenue	$ 18,836	$ 12,393